Common Stock, Stock Option Plans and Stock Compensation Agreements (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 30, 2012
Stock options outstanding and exercisable
Outstanding number of Options	134,351
Outstanding, Average Life	4 years 3 months 16 days
Outstanding Average Exercise Price	$ 61.58
Exercisable number of Options	104,860
Exercisable, Average Exercise Price	$ 61.15
$49.66-$53.77 [Member]
Stock options outstanding and exercisable
Price Range, Minimum	$ 49.66
Price Range, Maximum	$ 53.77
Outstanding number of Options	3,600
Outstanding, Average Life	1 month 6 days
Outstanding Average Exercise Price	$ 52.19
Exercisable number of Options	3,599
Exercisable, Average Exercise Price	$ 52.19
$53.93-$58.33 [Member]
Stock options outstanding and exercisable
Price Range, Minimum	$ 53.93
Price Range, Maximum	$ 58.33
Outstanding number of Options	29,134
Outstanding, Average Life	3 years 7 months 6 days
Outstanding Average Exercise Price	$ 56.13
Exercisable number of Options	28,076
Exercisable, Average Exercise Price	$ 56.04
$58.34-$61.75 [Member]
Stock options outstanding and exercisable
Price Range, Minimum	$ 58.34
Price Range, Maximum	$ 61.75
Outstanding number of Options	29,604
Outstanding, Average Life	4 years
Outstanding Average Exercise Price	$ 60.01
Exercisable number of Options	29,556
Exercisable, Average Exercise Price	$ 60.01
$61.86-$65.37 [Member]
Stock options outstanding and exercisable
Price Range, Minimum	$ 61.86
Price Range, Maximum	$ 65.37
Outstanding number of Options	28,817
Outstanding, Average Life	7 years 9 months 18 days
Outstanding Average Exercise Price	$ 63.29
Exercisable number of Options	464
Exercisable, Average Exercise Price	$ 63.88
$65.62-$68.37 [Member]
Stock options outstanding and exercisable
Price Range, Minimum	$ 65.62
Price Range, Maximum	$ 68.37
Outstanding number of Options	43,196
Outstanding, Average Life	2 years 10 months 24 days
Outstanding Average Exercise Price	$ 65.97
Exercisable number of Options	43,165
Exercisable, Average Exercise Price	$ 65.97